UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07639

T. Rowe Price Equity Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2025

Institutional Small-Cap Stock Fund

(TRSSX)

This semi-annual shareholder report contains important information about Institutional Small-Cap Stock Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Small-Cap Stock Fund	$33	0.66%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,055,449
Number of Portfolio Holdings	297

Portfolio Turnover Rate	36.6%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	19.5%
Financials	19.0
Health Care	18.7
Information Technology	11.5
Consumer Discretionary	7.1
Real Estate	5.9
Materials	4.9
Energy	4.4
Utilities	3.7
Other	5.3

Top Ten Holdings (as a % of Net Assets)

Liberty Media Corp-Liberty Live	2.2%
Masimo	1.6
Mirion Technologies	1.6
VSE	1.4
API Group	1.3
RBC Bearings	1.3
Planet Fitness	1.2
Esab	1.2
PennyMac Financial Services	1.1
OR Royalties	1.1

How has the fund changed?

This is a summary of certain material changes to Institutional Small-Cap Stock Fund. Effective September 30, 2025, the fund will resume accepting new accounts and purchases from most investors who invest directly with T. Rowe Price. Please see the fund’s prospectus supplement dated August 19, 2025, for more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

E129-053 8/25

Institutional Small-Cap Stock Fund

 (TRSSX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
June 30, 2025
Institutional Small-Cap Stock
Fund
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. Rowe Price Institutional Small-Cap Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
. 6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 24.88 $ 26.63 $ 23.90 $ 32.85 $ 30.62 $ 25.61
Investment activities
Net investment income
(1)(2)
0.02 0.06 0.09 0.06 0.01 0.05
Net realized and unrealized gain/
loss 0.06 3.08 4.10 (7.73) 5.02 6.35
Total from investment activities 0.08 3.14 4.19 (7.67) 5.03 6.40
Distributions
Net investment income – (0.18) (0.12) (0.05) (0.02) (0.05)
Net realized gain – (4.71) (1.34) (1.23) (2.78) (1.34)
Total distributions – (4.89) (1.46) (1.28) (2.80) (1.39)
NET ASSET VALUE
End of period $ 24.96 $ 24.88 $ 26.63 $ 23.90 $ 32.85 $ 30.62
Ratios/Supplemental Data
Total return
(2)(3)
0.32% 11.75% 17.55% (23.31)% 16.77% 25.00%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.66%
(4)
0.66% 0.66% 0.66% 0.66% 0.66%
Net expenses after waivers/
payments by Price Associates 0.66%
(4)
0.66% 0.66% 0.66% 0.66% 0.66%
Net investment income 0.20%
(4)
0.23% 0.37% 0.21% 0.02% 0.19%
Portfolio turnover rate 36.6% 59.9% 26.2% 25.1% 18.9% 22.6%
Net assets, end of period (in
millions) $ 4,055 $ 4,528 $ 4,401 $ 4,479 $ 6,158 $ 6,164
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Institutional Small-Cap Stock Fund
June 30, 2025 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  97.9%
COMMUNICATION
SERVICES  3.2%
Entertainment  2.6%
Atlanta Braves Holdings, Class C (1) 404,310 18,909
Liberty Media Corp-Liberty Live,
Class C (1) 1,074,097 87,174
106,083
Interactive Media & Services  0.5%
Reddit, Class A (1) 90,086 13,564
Vimeo (1) 1,441,767 5,825
19,389
Media  0.1%
MNTN, Class A (1) 220,634 4,825
4,825
Total Communication Services 130,297
CONSUMER
DISCRETIONARY  7.0%
Broadline Retail  0.6%
Global-e Online (1) 337,965 11,335
Ollie's Bargain Outlet Holdings (1) 4,771 629
Savers Value Village (1) 1,361,952 13,892
25,856
Diversified Consumer
Services  0.6%
Bright Horizons Family Solutions (1) 99,064 12,243
Duolingo (1) 7,177 2,943
Frontdoor (1) 168,876 9,954
25,140
Hotels, Restaurants &
Leisure  3.6%
Cava Group (1) 3,632 306
Dutch Bros, Class A (1) 256,195 17,516
Life Time Group Holdings (1) 221,534 6,719
Planet Fitness, Class A (1) 443,993 48,417
Red Rock Resorts, Class A  237,941 12,380
Sportradar Group, Class A (1) 541,616 15,209
Torchys Holdings, Class A,
Acquisition Date: 11/13/20,
Cost $17,606 (1)(2)(3)(4) 2,059,233 7,660
Wingstop  70,800 23,841
Wyndham Hotels & Resorts  176,685 14,349
146,397
Household Durables  0.6%
Champion Homes (1) 144,763 9,063
Installed Building Products  80,622 14,538
23,601
Leisure Products  0.3%
Peloton Interactive, Class A (1) 1,985,486 13,779
13,779
Shares $ Value
(Cost and value in $000s)
‡
Specialty Retail  0.6%
Burlington Stores (1) 61,019 14,195
Floor & Decor Holdings, Class A (1) 105,682 8,028
22,223
Textiles, Apparel & Luxury
Goods  0.7%
Birkenstock Holding (1) 415,064 20,413
Kontoor Brands  87,399 5,766
26,179
Total Consumer Discretionary 283,175
CONSUMER STAPLES  1.8%
Beverages  0.0%
Primo Brands  14,364 425
425
Consumer Staples Distribution &
Retail  0.4%
Grocery Outlet Holding (1) 1,200,115 14,905
14,905
Food Products  0.6%
Farmers Business Network,
Acquisition Date: 11/3/17,
Cost $4,593 (1)(2)(4) 248,750 —
Post Holdings (1) 99,915 10,894
Simply Good Foods (1) 466,767 14,745
25,639
Personal Care Products  0.8%
BellRing Brands (1) 158,585 9,187
Interparfums  107,651 14,135
Olaplex Holdings (1) 5,507,694 7,711
31,033
Total Consumer Staples 72,002
ENERGY  4.1%
Energy Equipment &
Services  1.8%
Cactus, Class A  213,552 9,337
Kodiak Gas Services  177,287 6,076
TechnipFMC  1,127,850 38,843
Weatherford International  379,951 19,115
73,371
Oil, Gas & Consumable
Fuels  2.3%
Antero Resources (1) 11,469 462
Delek U.S. Holdings  277,873 5,885
DT Midstream  4,920 541
Expand Energy  215,187 25,164
Magnolia Oil & Gas, Class A  288,035 6,475
MEG Energy (CAD)  513,976 9,711
PBF Energy, Class A  442,360 9,586
Range Resources  300,047 12,203
Viper Energy  642,762 24,509
94,536
Total Energy 167,907

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
FINANCIALS  18.7%
Banks  9.7%
Banc of California  1,599,810 22,477
Blue Foundry Bancorp (1) 380,801 3,644
Cadence Bank  706,709 22,601
Columbia Banking System  919,547 21,499
CRB Group, Acquisition Date:
4/14/22, Cost $1,368 (1)(2)(4) 13,013 823
Dime Community Bancshares  538,485 14,507
Dogwood State Bank (1) 247,867 3,768
East West Bancorp  348,288 35,170
Eastern Bankshares  840,095 12,828
Equity Bancshares, Class A  371,439 15,155
FB Financial  340,926 15,444
Five Star Bancorp  454,532 12,972
Flagstar Financial  436,432 4,626
Grasshopper Bancorp, Acquisition
Date: 10/12/18 - 5/2/19,
Cost $2,456 (1)(2)(4) 245,627 1,105
Grasshopper Bancorp, Warrants,
10/12/28, Acquisition Date: 10/12/18,
Cost $— (1)(2)(4) 47,055 32
HarborOne Bancorp  579,498 6,769
Home BancShares  481,025 13,690
Kearny Financial  602,464 3,892
Live Oak Bancshares  486,595 14,500
Origin Bancorp  247,666 8,852
Pinnacle Financial Partners  278,405 30,739
Popular  99,074 10,919
Prosperity Bancshares  300,263 21,090
Renasant  606,105 21,777
SouthState  338,157 31,121
Texas Capital Bancshares (1) 285,415 22,662
Western Alliance Bancorp  281,196 21,928
394,590
Capital Markets  4.0%
Cboe Global Markets  153,129 35,711
Etoro Group, Class A (1) 166,464 11,085
Hamilton Lane, Class A  225,623 32,066
iCapital, Acquisition Date: 3/10/25 -
4/17/25, Cost $6,286 (1)(2)(4) 449,040 6,286
PJT Partners, Class A  94,070 15,523
StepStone Group, Class A  329,313 18,277
Stifel Financial  41,081 4,263
TMX Group (CAD)  959,023 40,650
163,861
Consumer Finance  0.2%
Encore Capital Group (1) 249,849 9,672
9,672
Financial Services  1.7%
Marqeta, Class A (1) 4,211,853 24,555
PennyMac Financial Services  460,363 45,871
Toast, Class A (1) 6,785 300
70,726
Shares $ Value
(Cost and value in $000s)
‡
Insurance  3.1%
Baldwin Insurance Group (1) 448,138 19,185
Definity Financial (CAD)  273,178 15,922
Goosehead Insurance, Class A  169,570 17,891
Palomar Holdings (1) 42,713 6,589
RLI  261,727 18,902
Root, Class A (1) 113,714 14,552
TWFG (1) 406,018 14,211
White Mountains Insurance Group  10,675 19,169
126,421
Total Financials 765,270
HEALTH CARE  17.8%
Biotechnology  6.7%
ADMA Biologics (1) 374,241 6,815
Arcellx (1) 251,471 16,559
Ascendis Pharma, ADR (1) 129,981 22,435
Avidity Biosciences (1) 182,793 5,191
Black Diamond Therapeutics (1) 1,284,878 3,187
Caris Life Sciences (1) 128,378 3,430
Caris Life Sciences, Acquisition
Date: 8/14/20 - 5/11/21,
Cost $7,085 (1)(2) 463,617 12,388
Crinetics Pharmaceuticals (1) 145,399 4,182
Cytokinetics (1) 863,321 28,524
Denali Therapeutics (1) 509,779 7,132
Erasca (1) 1,853,507 2,354
Immatics (1) 1,966,606 10,580
Immunocore Holdings, ADR (1) 1,079,245 33,867
Immunome (1) 1,517,095 14,109
Immunovant (1) 1,272,934 20,367
Ionis Pharmaceuticals (1) 541,748 21,404
Merus (1) 82,261 4,327
Metsera (1) 242,944 6,912
Metsera, Acquisition Date: 11/12/24,
Cost $3,417 (1)(2) 288,543 8,209
Nurix Therapeutics (1) 279,118 3,179
Nuvalent, Class A (1) 245,205 18,709
Prime Medicine (1) 60,629 150
Revolution Medicines (1) 316,736 11,653
Vaxcyte (1) 195,865 6,367
272,030
Health Care Equipment &
Supplies  3.4%
Haemonetics (1) 133,657 9,972
Kestra Medical Technologies,
Acquisition Date: 7/15/24 - 3/6/25,
Cost $3,395 (1)(2) 294,106 4,877
Lantheus Holdings (1) 158,171 12,948
Masimo (1) 376,501 63,335
Outset Medical (1) 382,050 7,339
Pax Labs, Class A, Acquisition Date:
4/18/19, Cost $7,145 (1)(2)(4) 1,897,440 588
Penumbra (1) 1,886 484
PROCEPT BioRobotics (1) 295,068 16,996

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
QuidelOrtho (1) 733,727 21,146
137,685
Health Care Providers &
Services  4.0%
Alignment Healthcare (1) 1,985,157 27,792
BrightSpring Health Services (1) 565,626 13,343
Concentra Group Holdings Parent  612,330 12,596
GeneDx Holdings (1) 232,607 21,472
HealthEquity (1) 134,273 14,067
Molina Healthcare (1) 49,808 14,838
NeoGenomics (1) 591,537 4,324
Oscar Health, Class A (1) 1,799,599 38,583
RadNet (1) 282,128 16,056
163,071
Health Care Technology  0.0%
Doximity, Class A (1) 9,728 597
597
Life Sciences Tools &
Services  2.6%
Avantor (1) 1,031,607 13,886
BioLife Solutions (1) 952,386 20,514
Bio-Techne  261,311 13,445
Bruker  354,588 14,609
Repligen (1) 109,810 13,658
Sotera Health (1) 1,327,528 14,762
Stevanato Group  534,749 13,064
103,938
Pharmaceuticals  1.1%
Axsome Therapeutics (1) 55,672 5,812
Corcept Therapeutics (1) 127,659 9,370
Elanco Animal Health (1) 1,718,748 24,544
Perrigo  239,083 6,388
46,114
Total Health Care 723,435
INDUSTRIALS & BUSINESS
SERVICES  17.8%
Aerospace & Defense  1.3%
Karman Holdings (1) 284,549 14,332
Leonardo DRS  284,617 13,229
Loar Holdings (1) 222,685 19,189
Mercury Systems (1) 77,791 4,190
50,940
Building Products  1.0%
AZZ  313,057 29,578
CSW Industrials  26,441 7,584
Simpson Manufacturing  25,595 3,975
41,137
Commercial Services &
Supplies  2.2%
ACV Auctions, Class A (1) 246,491 3,998
Casella Waste Systems, Class A (1) 115,076 13,278
MSA Safety  87,678 14,689
Tetra Tech  8,435 303
Shares $ Value
(Cost and value in $000s)
‡
VSE  441,948 57,886
90,154
Construction & Engineering  1.7%
API Group (1) 1,055,495 53,883
Arcosa  150,441 13,045
66,928
Electrical Equipment  0.1%
Thermon Group Holdings (1) 193,593 5,436
5,436
Ground Transportation  0.9%
RXO (1) 502,460 7,899
Saia (1) 97,326 26,666
34,565
Machinery  6.5%
Atmus Filtration Technologies  372,817 13,578
Crane  70,548 13,396
Enerpac Tool Group  222,990 9,044
Enpro  104,302 19,979
Esab  385,854 46,515
ESCO Technologies  78,240 15,012
Federal Signal  233,204 24,818
Graco  253,067 21,756
Hillman Solutions (1) 852,567 6,087
ITT  24,334 3,816
RBC Bearings (1) 132,608 51,028
Spirax Group (GBP)  214,523 17,542
SPX Technologies (1) 92,430 15,499
Weir Group (GBP)  215,497 7,370
265,440
Professional Services  1.2%
Checkr, Acquisition Date: 6/29/18 -
12/2/19, Cost $2,271 (1)(2)(4) 291,546 1,790
Parsons (1) 432,092 31,011
Paylocity Holding (1) 75,543 13,688
46,489
Trading Companies &
Distributors  2.9%
Custom Truck One Source (1) 1,057,997 5,226
Diploma (GBP)  199,269 13,377
FTAI Aviation  102,546 11,797
McGrath RentCorp  112,571 13,054
QXO (1) 873,245 18,809
Rush Enterprises, Class A  264,683 13,634
SiteOne Landscape Supply (1) 332,196 40,176
116,073
Total Industrials & Business Services 717,162
INFORMATION
TECHNOLOGY  10.1%
Electronic Equipment,
Instruments & Components  3.5%
CTS  242,309 10,325
Mirion Technologies (1) 2,912,980 62,717
Novanta (1) 98,495 12,699

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
PAR Technology (1) 587,013 40,721
Teledyne Technologies (1) 26,178 13,411
139,873
IT Services  0.2%
Globant (1) 94,921 8,623
8,623
Semiconductors & Semiconductor
Equipment  1.9%
Entegris  180,130 14,528
Lattice Semiconductor (1) 877,647 42,996
MACOM Technology Solutions
Holdings (1) 130,822 18,745
76,269
Software  4.5%
Alkami Technology (1) 132,941 4,007
Amplitude, Class A (1) 1,987,668 24,647
Aurora Innovation (1) 2,228,751 11,679
CCC Intelligent Solutions
Holdings (1) 436,695 4,109
Descartes Systems Group (1) 393,708 40,018
I3 Verticals, Class A (1) 431,846 11,867
Intapp (1) 265,394 13,700
JFrog (1) 318,363 13,970
nCino (1) 478,385 13,380
Onestream (1) 865,643 24,498
Workiva (1) 272,408 18,646
180,521
Technology Hardware, Storage &
Peripherals  0.0%
IonQ (1) 27,389 1,177
1,177
Total Information Technology 406,463
MATERIALS  4.4%
Chemicals  0.7%
Element Solutions  988,141 22,381
HB Fuller  73,699 4,433
26,814
Construction Materials  0.5%
Knife River (1) 241,603 19,724
19,724
Containers & Packaging  0.7%
International Paper  642,154 30,072
30,072
Metals & Mining  2.2%
Alamos Gold, Class A (CAD)  11,261 300
Capstone Copper (CAD) (1) 2,319,113 14,237
Constellium (1) 1,036,496 13,785
OR Royalties  1,770,726 45,525
Royal Gold  3,121 555
Warrior Met Coal  294,735 13,508
87,910
Shares $ Value
(Cost and value in $000s)
‡
Paper & Forest Products  0.3%
Louisiana-Pacific  150,973 12,982
12,982
Total Materials 177,502
REAL ESTATE  5.9%
Hotel & Resort Real Estate
Investment Trusts  0.2%
Ryman Hospitality Properties, REIT  94,806 9,355
9,355
Industrial Real Estate Investment
Trusts  1.0%
EastGroup Properties, REIT  108,347 18,107
Terreno Realty, REIT  365,746 20,507
38,614
Real Estate Management &
Development  1.8%
Colliers International Group  160,280 20,923
FirstService  117,434 20,507
Landbridge, Class A  266,087 17,982
Redfin (1) 1,319,852 14,769
74,181
Residential Real Estate
Investment Trusts  1.1%
Flagship Communities REIT  621,009 11,172
Independence Realty Trust, REIT  1,340,600 23,715
UNITE Group (GBP)  773,789 9,018
43,905
Retail Real Estate Investment
Trusts  0.8%
Curbline Properties, REIT  1,182,846 27,004
Macerich, REIT  402,632 6,515
33,519
Specialized Real Estate
Investment Trusts  1.0%
CubeSmart, REIT  910,735 38,706
38,706
Total Real Estate 238,280
UTILITIES  3.5%
Electric Utilities  2.1%
Hawaiian Electric Industries (1) 1,335,388 14,195
IDACORP  215,103 24,834
OGE Energy  564,602 25,057
TXNM Energy  375,782 21,164
85,250
Gas Utilities  0.8%
Chesapeake Utilities  270,402 32,508
32,508
Water Utilities  0.6%
California Water Service Group  336,589 15,308

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Middlesex Water  174,767 9,469
24,777
Total Utilities 142,535
Total Miscellaneous Common
Stocks  3.6% (5) 144,977
Total Common Stocks (Cost
$3,061,434) 3,969,005
CONVERTIBLE PREFERRED STOCKS  1.8%
CONSUMER
DISCRETIONARY  0.0%
Hotels, Restaurants &
Leisure  0.0%
Torchys Holdings, Acquisition Date:
11/13/20, Cost $3,632 (1)(2)(3)(4) 404,324 1,504
1,504
Specialty Retail  0.0%
1661, Series F, Acquisition Date:
5/28/21, Cost $6,391 (1)(2)(4) 1,098,082 1,142
1,142
Total Consumer Discretionary 2,646
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series
D, Acquisition Date: 11/3/17,
Cost $1,682 (1)(2)(4) 91,080 —
Total Consumer Staples —
FINANCIALS  0.1%
Banks  0.1%
CRB Group, Series D, Acquisition
Date: 1/28/22, Cost $4,795 (1)(2)(4) 45,609 2,886
Total Financials 2,886
HEALTH CARE  0.6%
Health Care Equipment &
Supplies  0.2%
Kardium, Series D-6, Acquisition
Date: 1/8/21, Cost $2,939 (1)(2)(4) 2,892,844 2,393
Kardium, Series D-7, Acquisition
Date: 6/9/25, Cost $2,543 (1)(2)(4) 5,239,290 3,391
Kardium, Series D-8, Acquisition
Date: 6/6/25, Cost $2,338 (1)(2)(4) 3,613,113 2,339
8,123
Health Care Providers &
Services  0.1%
Honor Technology, Series D,
Acquisition Date: 10/16/20,
Cost $5,010 (1)(2)(4) 2,080,305 2,788
2,788
Life Sciences Tools &
Services  0.3%
Cleerly, Series C, Acquisition Date:
7/8/22, Cost $2,524 (1)(2)(4) 214,212 2,523
Shares $ Value
(Cost and value in $000s)
‡
Manus Bio, Series One-6, Acquisition
Date: 3/30/21, Cost $3,365 (1)(2)(4) 320,851 963
National Resilience, Series B,
Acquisition Date: 10/23/20,
Cost $3,621 (1)(2)(4) 265,089 4,260
National Resilience, Series
C, Acquisition Date: 6/9/21,
Cost $6,907 (1)(2)(4) 155,519 2,499
10,245
Total Health Care 21,156
INDUSTRIALS & BUSINESS
SERVICES  0.3%
Aerospace & Defense  0.1%
ABL Space Systems, Series
A-8, Acquisition Date: 3/24/21,
Cost $3,410 (1)(2)(4) 85,921 19
Epirus, Series C-2, Acquisition Date:
1/28/22, Cost $6,074 (1)(2)(4) 1,087,799 3,018
Epirus, Series D, Acquisition Date:
1/21/25, Cost $608 (1)(2)(4) 219,044 608
3,645
Air Freight & Logistics  0.0%
Flexe, Series C, Acquisition Date:
11/18/20, Cost $2,725 (1)(2)(4) 223,990 1,174
Flexe, Series D, Acquisition Date:
4/7/22, Cost $1,607 (1)(2)(4) 78,800 413
1,587
Electrical Equipment  0.0%
CELLINK, Series D, Acquisition
Date: 1/20/22, Cost $2,969 (1)(2)(4) 142,571 282
282
Professional Services  0.2%
Checkr, Series C, Acquisition Date:
4/10/18, Cost $1,791 (1)(2)(4) 393,660 2,417
Checkr, Series D, Acquisition Date:
9/6/19, Cost $6,330 (1)(2)(4) 627,795 3,855
6,272
Total Industrials & Business Services 11,786
INFORMATION
TECHNOLOGY  0.3%
IT Services  0.0%
Haul Hub, Series B, Acquisition Date:
2/14/20 - 3/3/21, Cost $2,376 (1)(2)
(4) 162,965 238
Haul Hub, Series C, Acquisition
Date: 4/14/22, Cost $959 (1)(2)(4) 50,834 74
312
Semiconductors & Semiconductor
Equipment  0.1%
Lightmatter, Series D, Acquisition
Date: 10/11/24, Cost $4,513 (1)(2)(4) 56,255 4,027
4,027

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Software  0.2%
Nuro, Series C, Acquisition Date:
10/30/20 - 3/2/21, Cost $6,214 (1)
(2)(4) 475,993 6,093
Nuro, Series D, Acquisition Date:
10/29/21, Cost $3,216 (1)(2)(4) 154,275 1,999
SecurityScorecard, Series
E, Acquisition Date: 3/5/21,
Cost $3,099 (1)(2)(4) 613,641 2,111
10,203
Total Information Technology 14,542
MATERIALS  0.5%
Chemicals  0.2%
Redwood Materials, Series
C, Acquisition Date: 5/28/21,
Cost $4,206 (1)(2)(4) 88,718 5,258
Sila Nano, Series F, Acquisition
Date: 1/7/21, Cost $5,284 (1)(2)(4) 128,029 2,504
7,762
Metals & Mining  0.3%
Kobold Metals, Series B-1,
Acquisition Date: 1/10/22,
Cost $3,092 (1)(2)(4) 112,792 9,582
Kobold Metals, Series C-1,
Acquisition Date: 9/20/24,
Cost $4,476 (1)(2)(4) 52,690 4,476
14,058
Total Materials 21,820
Total Convertible Preferred Stocks
(Cost $108,696) 74,836
SHORT-TERM INVESTMENTS  0.7%
Money Market Funds  0.7%
T. Rowe Price Government Reserve
Fund, 4.37% (6)(7) 28,943,350 28,943
Total Short-Term Investments
(Cost $28,943) 28,943
Total Investments in Securities
100.4% of Net Assets
(Cost $3,199,073) $ 4,072,784

T. ROWE PRICE Institutional Small-Cap Stock Fund

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $118,594 and represents 2.9% of net assets.
(3) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(4) See Note 2. Level 3 in fair value hierarchy.
(5) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(6) Seven-day yield
(7) Affiliated Companies
ADR American Depositary Receipts
CAD Canadian Dollar
GBP British Pound
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Institutional Small-Cap Stock Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.37% $ —# $ — $ 393+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
6/30/25
T. Rowe Price Government Reserve Fund, 4.37% $ 30,878  ¤  ¤ $ 28,943^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $393 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $28,943.

T. ROWE PRICE Institutional Small-Cap Stock Fund
June 30, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $3,199,073) $ 4,072,784
Receivable for investment securities sold 5,486
Dividends receivable 2,088
Cash 1,804
Receivable for shares sold 1,142
Other assets 88
Total assets 4,083,392
Liabilities
Payable for investment securities purchased 22,737
Payable for shares redeemed 2,846
Investment management fees payable 2,253
Due to affiliates 15
Payable to directors 3
Other liabilities 89
Total liabilities 27,943
NET ASSETS $ 4,055,449
Net Assets Consist of:
Total distributable earnings (loss) $ 1,132,480
Paid-in capital applicable to 162,488,527 shares of $0.0001 par value capital stock outstanding; 2,000,000,000 shares of the
Corporation authorized 2,922,969
NET ASSETS $ 4,055,449
NET ASSET VALUE PER SHARE $ 24.96

T. Rowe Price Institutional Small-Cap Stock Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $199) $ 18,188
.
  Interest 91
Other 29
Total income 18,308
Expenses
Investment management 13,797
Shareholder servicing 5
Prospectus and shareholder reports 9
Custody and accounting 167
Legal and audit 32
Registration 19
Directors 7
Miscellaneous 15
Total expenses 14,051
Net investment income 4,257
Realized and Unrealized Gain / Loss   –
Net realized gain (loss)
Securities 188,619
Foreign currency transactions 64
Net realized gain 188,683
Change in net unrealized gain / loss
Securities (187,825)
Other assets and liabilities denominated in foreign currencies 4
Change in net unrealized gain / loss (187,821)
Net realized and unrealized gain / loss 862
INCREASE IN NET ASSETS FROM OPERATIONS
$ 5,119

T. Rowe Price Institutional Small-Cap Stock Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/25
Year
Ended
12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 4,257 $ 10,000
Net realized gain 188,683 771,836
Change in net unrealized gain / loss (187,821) (292,852)
Increase in net assets from operations 5,119 488,984
Distributions to shareholders
Net earnings – (745,310)
Capital share transactions
*
Shares sold 112,857 361,430
Distributions reinvested – 745,148
Shares redeemed (590,211) (723,173)
Increase (decrease) in net assets from capital share transactions (477,354) 383,405
Net Assets
Increase (decrease) during period (472,235) 127,079
Beginning of period 4,527,684 4,400,605
End of period $ 4,055,449 $ 4,527,684
*Share information (000s)
Shares sold 4,672 13,075
Distributions reinvested – 29,914
Shares redeemed (24,190) (26,256)
Increase (decrease) in shares outstanding (19,518) 16,733

T. Rowe Price Institutional Small-Cap Stock Fund
Unaudited

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act).
The Institutional Small-Cap Stock Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide long-term capital growth by investing primarily in stocks of small companies.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/
loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss)
or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into
U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the
SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09,
Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. Rowe Price Institutional Small-Cap Stock Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe
Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the
Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the
Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation
Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

T. Rowe Price Institutional Small-Cap Stock Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2025 (for further detail by category, please refer to the accompanying Portfolio of
Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the six months ended June 30, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at June 30, 2025, totaled $(15,807,000) for the six months ended June 30, 2025.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 3,781,578 $ 169,142 $ 18,284 $ 3,969,004
Convertible Preferred Stocks — — 74,836 74,836
Short-Term Investments 28,944 — — 28,944
Total $ 3,810,522 $ 169,142 $ 93,120 $ 4,072,784
($000s)
Beginning
Balance
12/31/24
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
6/30/25
Investment in Securities
Common Stocks $ 23,523 $ (1,090) $ 6,286 $ (10,435) $ 18,284
Convertible Bonds 2,301 242 — (2,543) —
Convertible Preferred Stocks 95,695 (12,976) 10,520 (18,403) 74,836
Total $ 121,519 $ (13,824) $ 16,806 $ (31,381) $ 93,120

T. Rowe Price Institutional Small-Cap Stock Fund

Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $1,561,200,000 and $2,029,769,000, respectively, for the six months ended June 30, 2025.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2025, the cost of investments (including derivatives, if any) for federal income tax purposes was
$3,204,258,000. Net unrealized gain aggregated $868,522,000 at period-end, of which $1,068,992,000 related to appreciated investments and $200,470,000 related to depreciated investments.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price
Group, Inc. (Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.65% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The fund is subject to an operating expense limitation pursuant to which Price Associates is contractually required to pay all operating expenses of the fund, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The fund is required to repay Price Associates for expenses previously paid to the extent the fund’s net assets grow or expenses decline sufficiently to allow repayment without causing the fund’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the limit in place at the time such amounts were paid; or (2) the current limit.
However, no repayment will be made more than three years after the date of a payment or waiver.

T. Rowe Price Institutional Small-Cap Stock Fund

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of
Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended June 30, 2025, expenses incurred pursuant to these service agreements were $63,000 for Price Associates and $5,000 for T. Rowe Price Services, Inc.
All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price
Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price
Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of brokerage commissions embedded in the cost of the fund’s foreign currency transactions. This agreement may be rescinded at any time. For the six months ended June 30, 2025, this reimbursement amounted to $56,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Associates acts as the fund’s CODM.
The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
Expense limitation 0.05%
Expense limitation date 02/28/27
(Waived)/repaid during the period ($000s) $—

T. Rowe Price Institutional Small-Cap Stock Fund

The accounting policies of the segment are the same as those described in the summary of significant accounting policies.
The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Institutional Small-Cap Stock Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement
(Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with T. Rowe Price Investment
Management, Inc. (Subadviser) on behalf of the fund. In that regard, at a meeting held on March 12–13, 2025 (Meeting), the
Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory
Contract and Subadvisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract and
Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser and Subadviser about various topics. The Board also considered that the Subadviser has its own investment platform and investment management leadership, and the Adviser and Subadviser have implemented information barriers restricting the sharing of investment information and voting activity. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’
advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser.
These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. However, the Board noted that there are information barriers between investment personnel of the Adviser and Subadviser that restrict the sharing of certain information, such as investment research, trading, and proxy voting. The
Board also reviewed the background and experience of the Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the
Adviser and Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2024. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2024, which ranked the returns of the fund for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE Institutional Small-Cap Stock Fund

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates, including the Subadviser) may have realized from its relationship with the fund. In considering soft-dollar arrangements, the Board noted that, effective January 1, 2024, the
Adviser began using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T.
Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services based on the fund’s average daily net assets and the fund pays its own expenses of operations. Under the Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the
Adviser receives from the fund. [If applicable] Assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee for many other T. Rowe Price funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price funds (including the fund). Although the fund does not have a group fee component to its management fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to a contractual expense limitation that requires the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of the fund to exceed a certain percentage based on the fund’s net assets. The expense limitation mitigates the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the fund with a group of competitor funds selected by Broadridge (Expense Group); and (ii) actual management fees, nonmanagement expenses, and total expenses of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board for small-cap growth funds indicated that the fund’s contractual management fee ranked in the first quintile (Expense Group), the fund’s actual management fee rate ranked in the first quintile (Expense Group) and second quintile (Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT
(continued)

T. ROWE PRICE Institutional Small-Cap Stock Fund

Universe). At the Adviser’s request, Broadridge also compared the fund against other relevant small-cap core funds. The information provided to the Board for small-cap core funds indicated that the fund’s contractual management fee ranked in the second quintile (Expense Group), the fund’s actual management fee rate ranked in the second quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the second quintile (Expense Group) and first quintile
(Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional domestic and international businesses are fundamentally different from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s registered fund business is generally more complex from a business and compliance perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and Subadvisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract and Subadvisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT
(continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
E129-051 8/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2) Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2025